Subsequent Event (Tables)	12 Months Ended
Dec. 31, 2023
Subsequent Event [Abstract]
Schedule of Beneficial Ownership of our Voting Securities	After the Share Consolidation, the following table sets forth certain information with respect to the beneficial ownership of our voting securities
		Number of Shares	Percentage Ownership of
Beneficial Ownership	Title of Class	Beneficially Owned(1)	Shares of Common Share
Owner of more than 5% of Class
Yanhui Chen	Class A Ordinary Shares	182,971	5.089%
Zhenwei Li	Class A Ordinary Shares	182,971	5.089%
Yihang Sun	Class A Ordinary Shares	182,971	5.089%
Wang Zhang	Class A Ordinary Shares	182,971	5.089%
Directors and Officers
Kuangtao Wang	Class A Ordinary Shares
Yaobin Wang	Class A Ordinary Shares	-	*
Doug Buerger	Class A Ordinary Shares	-	*
Guisuo Lu	Class A Ordinary Shares	-	*
Ronggang (Jonathan) Zhang	Class A Ordinary Shares	-	*
All Officers and Directors (Five persons)		-	*
*	Who holds no share in the Company